Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Capital Commitments

As of December 31, 2016 and 2017, the Group had capital commitments, mainly in relation to the construction of telecommunications network, as follows:

	2016	2017
	Total	Land and buildings	Equipment	Total
Authorized and contracted for	13,473	1,541	11,543	13,084
Authorized but not contracted for	35,286	11,998	25,795	37,793

	48,759	13,539	37,338	50,877

Summary of Total Future Aggregate Minimum Operating Lease Payments Under Non-cancellable Operating Leases and Other Commitments of December 31, 2016 and 2017, the Group had total future aggregate minimum operating lease payments under non-cancellable operating leases and other commitments as follows:

	2016	2017
	Total	Land and buildings	Equipment	Ancillary facilities*	Total
Arrangements expiring:
- not later than one year	17,191	1,263	13,615	4,253	19,131
- later than one year and not later than five years	41,490	2,533	20,662	6,385	29,580
- later than five years	1,503	97	880	—	977

	60,184	3,893	35,157	10,638	49,688

*	The amount included payment commitments for non-lease elements.